Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Entity Registrant Name	GRANITE REAL ESTATE INVESTMENT TRUST
Entity Central Index Key	0001564538
Document Type	40-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Stapled Units Outstanding	61,688,189
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes
Entity Address, State or Province	ON
Entity Address, Country	CA
Ordinary shares [member]
Document Information [Line Items]
Trading Symbol	GRP.U
Security Exchange Name	NYSE
Title of 12(b) Security	Common Stock
Stapled Units [member]
Document Information [Line Items]
Trading Symbol	GRP.U
Security Exchange Name	NYSE
Title of 12(b) Security	Stapled Units